Taxes - Schedule of Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Provision for Income Taxes [Abstract]
Current	$ 242	$ 631	$ 536
Income tax expenses	$ 242	$ 631	$ 536